Unrealized Losses on Available-For-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 174,964	$ 25,066
Unrealized losses, 12 months or less	7,230	889
Fair value, greater than 12 months	15,692	39,364
Unrealized losses, greater than 12 months	4,697	1,178
Fair value, total	190,656	64,430
Unrealized losses, total	11,927	2,067
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		6,476
Unrealized losses, 12 months or less		20
Fair value, greater than 12 months		2,075
Unrealized losses, greater than 12 months		41
Fair value, total		8,551
Unrealized losses, total		61
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,206	0
Unrealized losses, 12 months or less	282	0
Fair value, greater than 12 months	0	7,461
Unrealized losses, greater than 12 months	0	42
Fair value, total	4,206	7,461
Unrealized losses, total	282	42
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	9,944	0
Unrealized losses, 12 months or less	621	0
Fair value, greater than 12 months	372	500
Unrealized losses, greater than 12 months	168	43
Fair value, total	10,316	500
Unrealized losses, total	789	43
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	108,083	14,095
Unrealized losses, 12 months or less	5,291	850
Fair value, greater than 12 months	12,335	22,358
Unrealized losses, greater than 12 months	4,406	890
Fair value, total	120,418	36,453
Unrealized losses, total	9,697	1,740
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	52,731	4,495
Unrealized losses, 12 months or less	1,036	19
Fair value, greater than 12 months	2,985	6,970
Unrealized losses, greater than 12 months	123	162
Fair value, total	55,716	11,465
Unrealized losses, total	$ 1,159	$ 181